UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

22nd Floor, Tower 1, China Phoenix Building, Shennan Road, Shenzhen,China
(Address of principal executive offices)  (Zip code)

Ann Yu
22nd Floor, Tower 1, China Phoenix Building, Shennan Road, Shenzhen,China
(Name and address of agent for service)

Registrant's telephone number, including area code: :+86(755)-23990999

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

China Finance, Inc.

Schedule of Investments

As of March 31, 2009		Shares	Market Value (Note 1)

Common Stocks - 15.72%
	Small and Medium Sized Enterprises (or operating companies)
	in the People's Republic of China

*	China Organic Agriculture, Inc. - 1.30%
	(par value $0.001)	1,729,273	380,440
*	Gulf Resources, Inc. - 5.46%
	(par value $0.001)	3,339,000	1,602,720
*	Home System Group - 0.09%
	(par value $0.001)	480,000	26,400
* µ	Jade Art Group, Inc. - 8.87%
	(par value $0.001)	4,340,700	2,604,420

	Total Common Stocks (Cost $9,164,596)		$ 4,613,980

Loans Receivable - 75.81%

	Shenzhen HuaYinTong Electronics - 49.22%
	(9.00%, due on October 15, 2009)		14,441,656
	Shenzhen HuanYaTong Investment Ltd. - 26.59%
	(8.50%, due on April 1, 2009)		7,801,325

	Total Loans Receivable		$ 22,242,981

Real Estate Held for Investment (a) - 5.27%			$ 1,545,727

	Total Investments - 96.80%		$ 28,402,688
	Other Assets less Liabilities - 3.20%		938,509

	Net Assets - 100.00%		$ 29,341,197

(a)
The Company’s real estate held for investment consists of a building and related land use rights. The Company values the real estate based on the cost to purchase and construct a building on the real estate.  The Company evaluates the market price semi-annually for possible impairment loss, and, as needed, a certified independent agent performs a property inspection and a market price evaluation.

*	Non-income producing security.
µ	Affiliated issuer (Note 2).

(Continued)
China Finance, Inc.

Schedule of Investments

As of March 31, 2009

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2009.

Gross unrealized appreciation	$ -
Gross unrealized depreciation	(4,550,616)
Net unrealized appreciation
(depreciation)	$ (4,550,616)

Federal income tax cost	$ 9,164,596

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

(Continued)
China Finance, Inc.

Notes to Schedule of Investments

As of March 31, 2009

Note 1 - Investment Valuation

The Company generally receives compensation for its surety guarantee services in the form of Payment Securities.Most of the Payment Securities are shares of small companies that are traded in the over-the-counter market and are, therefore, generally considered to be thinly-traded penny stocks.The Company has adopted policies for the valuation of securities held by the Company as part of the Companys Pricing Policies and Procedures.These Pricing Policies and Procedures state that the Company will generally value its portfolio securities at the quoted market price or pricing service valuation; however, pursuant to these Pricing Policies, the Board has adopted guidelines and instructions that substitute the Companys good-faith estimate of fair value for the quoted market price or pricing service valuation when pricing securities that may be held by the Company including, without limitation, Payment Securities (the Fair Value Pricing Instructions).These Fair Value Pricing Instructions are used by the Companywhen: its portfolio securities are subject to restrictions on resale because they have not been held by the Company for six months; there are few transactions or market-makers in the security; the spread between the bid and asked price is large; and there are substantial variations in the price quotations over time.

The Fair Value Pricing Instructions are implemented by the Board, which determines the fair value price of Payment Securities on a periodic basis (at least quarterly) in accordance with the Fair Value Pricing Instructions.Using the Fair Value Pricing Instructions, the Board seeks to determine the price that is representative of the amount that the Company might reasonably expect to receive for the Payment Securities upon their current sale. Under the Fair Value Pricing Instructions, the Board considers a number of factors and criteria including, without limitation: the financial standing of the issuer; the business and financial plan of the issuer and comparison of actual results with the plan; the cost of the securities as of the date received by the Company; the size of position held and the liquidity of the market; contractual and statutory restrictions on disposition; and pending public offering with respect to the financial instrument; any pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers; debt restructurings, and conversions); the reported prices and the extent of public trading in similar financial instruments of the issuer or comparable companies; the ability of the issuer to obtain needed financing; any changes in the economic conditions affecting the issuer; recent purchases or sales of securities of the issuers of the securities; pricing by other dealers in similar securities; and the financial statements of the issuers of the securities.

					(Continued)
China Finance, Inc.

Affiliated Securities

As of March 31, 2009

Note 2
The company included in the table below is an affiliated issuer (as defined in The Investment Company Act of 1940) of the Company because the Company owns 5% or more of the outstanding voting securities of each issuer listed. A summary of the Company's investments in affiliates for the period ended March 31, 2009 is noted below:

Affiliate	Balance 3/31/2009	Dividends	Realized Gain/Loss	Value 3/31/2009	Acquisition Cost
Jade Art Group, Inc.	4,340,700	$-	$-	$2,604,420	$1,446,900

				(Continued)
China Finance, Inc.

Statement of Financial Accounting Standard No. 157

As of March 31, 2009

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value heirarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Company's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities.
•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Company's net assets as of March 31, 2009:

Level 1		Level 2	Level 3
Quoted Prices		Other Significant Observable Inputs	Significant Unoberservable Inputs
$1,983,160		-	$26,419,528

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Investments in Securities

Balance as of 01/01/09	$34,881,493

Change in Unrealized Appreciation/(Depreciation)	($8,461,965)

Balance as of 03/31/09	$26,419,528

For information on the Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Company's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive officer and principal financial officer of the registrant as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: (Signature and Title)	/s/ Ann Yu Ann Yu Chairman, Chief Executive Officer and Principal Executive Officer China Finance, Inc.

Date: June 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Ann Yu Ann Yu Chairman, Chief Executive Officer and Principal Executive Officer China Finance, Inc.

Date: June 4, 2009

By: (Signature and Title)	/s/ Liang Liao Liang Liao Chief Financial Officer and Principal Financial Officer China Finance, Inc.

Date: June 4, 2009